                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                   64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  03-31
                        --------------------------------------------------------

Date of reporting period:  06-30-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GINNIE MAE FUND
JUNE 30, 2007

[american century investments logo and text logo]

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 94.3%
    $  140,500,000  GNMA, 5.50%,
                    settlement date 7/19/07(2)                    $  136,350,894
       227,500,000  GNMA, 6.00%,
                    settlement date 7/19/07(2)                       226,327,010
       186,197,076  GNMA, 5.00%, 6/15/33
                    to 5/20/36(3)                                    176,287,174
       418,413,254  GNMA, 5.50%, 4/15/33
                    to 6/20/36(3)                                    406,498,620
       158,265,952  GNMA, 6.00%, 7/20/16
                    to 3/15/37                                       157,606,981
        47,543,974  GNMA, 6.50%, 6/15/23
                    to 4/15/32                                        48,547,628
        16,043,034  GNMA, 7.00%, 9/15/08
                    to 12/20/29                                       16,720,981
           178,506  GNMA, 7.25%, 9/15/22
                    to 6/15/23                                           184,951
        13,036,506  GNMA, 7.50%, 5/20/08
                    to 11/15/31                                       13,655,230
           148,593  GNMA, 7.65%, 6/15/16
                    to 12/15/16                                          154,753
           168,481  GNMA, 7.75%, 10/15/22
                    to 6/20/23                                           176,507
           269,584  GNMA, 7.77%, 4/15/20
                    to 6/15/20                                           282,951
            37,465  GNMA, 7.85%, 9/20/22                                  39,314
            16,121  GNMA, 7.89%, 9/20/22                                  16,936
           153,814  GNMA, 7.98%, 6/15/19
                    to 6/15/19                                           162,228
         3,585,144  GNMA, 8.00%, 11/15/07
                    to 7/20/30                                         3,797,319
           206,731  GNMA, 8.15%, 1/15/20
                    to 2/15/21                                           220,037
           891,193  GNMA, 8.25%, 4/15/08
                    to 5/15/27                                           946,790
            57,068  GNMA, 8.35%, 11/15/20                                 61,062
         3,151,331  GNMA, 8.50%, 7/15/08
                    to 12/15/30                                        3,385,841
           267,671  GNMA, 8.75%, 1/15/17
                    to 7/15/27                                           286,274
         2,314,379  GNMA, 9.00%, 8/15/08
                    to 1/15/25                                         2,468,236
           358,127  GNMA, 9.25%, 8/15/16
                    to 8/15/26                                           386,194
           783,024  GNMA, 9.50%, 6/15/09
                    to 7/20/25                                           847,888
           152,491  GNMA, 9.75%, 8/15/17
                    to 11/20/21                                          166,912
           175,071  GNMA, 10.00%, 11/15/09
                    to 1/15/22                                           193,537
            77,340  GNMA, 10.25%, 5/15/12
                    to 2/15/19                                            84,604
           100,542  GNMA, 10.50%, 3/15/14
                    to 7/15/19                                           111,728
             6,293  GNMA, 10.75%, 12/15/09                                 6,648
           181,108  GNMA, 11.00%, 12/15/09
                    to 6/15/20                                           197,443
             2,610  GNMA, 11.25%, 2/20/16                                  2,896
            40,591  GNMA, 11.50%, 2/15/13
                    to 10/20/18                                           44,960
            22,648  GNMA, 12.00%, 10/15/10
                    to 12/15/12                                           24,776
            14,056  GNMA, 12.25%, 2/15/14
                    to 5/15/15                                            15,543
            61,104  GNMA, 12.50%, 5/15/10
                    to 12/15/13                                           66,936
           107,791  GNMA, 13.00%, 1/15/11
                    to 8/15/15                                           120,578
            48,579  GNMA, 13.50%, 5/15/10
                    to 9/15/14                                            54,693
             7,885  GNMA, 13.75%, 8/15/14                                  8,917
             3,424  GNMA, 14.00%, 6/15/11
                    to 7/15/11                                             3,867
            32,941  GNMA, 14.50%, 10/15/12
                    to 12/15/12                                           37,539
            37,906  GNMA, 15.00%, 7/15/11
                    to 10/15/12                                           43,444
             4,602  GNMA, 16.00%, 12/15/11                                 5,324
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                         1,196,602,144
(Cost $1,226,922,960)                                            ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 22.5%
         5,513,042  GNMA, Series 1998-6, Class FA,
                    VRN, 5.83%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.51% with a cap of 9.00%                     5,577,505
           694,310  GNMA, Series 1998-17, Class F,
                    VRN, 5.82%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                              702,644
           436,693  GNMA, Series 2000-22, Class FG,
                    VRN, 5.52%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with no caps                              437,407

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,224,014  GNMA, Series 2001-59, Class FD,
                    VRN, 5.82%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                            3,268,531
         6,621,512  GNMA, Series 2001-62, Class FB,
                    VRN, 5.82%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                            6,705,115
         3,787,530  GNMA, Series 2002-13, Class FA,
                    VRN, 5.82%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     3,832,393
         6,667,574  GNMA, Series 2002-24, Class FA,
                    VRN, 5.82%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     6,736,530
         2,069,917  GNMA, Series 2002-29, Class FA
                    SEQ, VRN, 5.67%, 7/20/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 9.00%                     2,082,661
         1,790,002  GNMA, Series 2002-31, Class FW,
                    VRN, 5.72%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 8.50%                     1,804,886
         9,319,184  GNMA, Series 2002-47, Class PX,
                    6.00%, 5/20/31                                     9,345,287
        21,389,851  GNMA, Series 2002-50, Class PD,
                    6.00%, 5/20/31                                    21,463,497
         7,678,726  GNMA, Series 2002-57, Class PD,
                    6.00%, 6/20/31                                     7,711,207
         1,551,461  GNMA, Series 2002-60, Class PE,
                    6.00%, 7/20/31                                     1,561,854
         7,330,578  GNMA, Series 2003-7, Class FA,
                    VRN, 5.77%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with no caps                            7,381,951
           795,134  GNMA, Series 2003-10, Class JC,
                    6.00%, 4/20/30                                       797,662
            99,365  GNMA, Series 2003-12, Class ON,
                    4.00%, 2/16/28                                        98,998
         1,269,705  GNMA, Series 2003-14, Class F,
                    VRN, 5.67%, 7/20/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                            1,273,642
         1,121,136  GNMA, Series 2003-31, Class GD,
                    4.00%, 12/16/28                                    1,108,272
         3,386,874  GNMA, Series 2003-42, Class FW,
                    VRN, 5.67%, 7/20/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.00%                     3,408,689
        25,308,902  GNMA, Series 2003-46, Class PA,
                    5.00%, 5/20/29                                    25,015,749
        28,121,078  GNMA, Series 2003-55, Class PG,
                    5.00%, 6/20/29                                    27,764,671
        17,650,000  GNMA, Series 2003-66, Class EH,
                    5.00%, 5/20/32                                    16,537,044
        15,914,040  GNMA, Series 2003-105, Class A
                    SEQ, 4.50%, 11/16/27                              15,540,856
         6,127,385  GNMA, Series 2003-110, Class HA
                    SEQ, 5.00%, 5/20/29                                6,041,798
         4,821,213  GNMA, Series 2004-11, Class UC,
                    5.00%, 4/16/26                                     4,799,952
         4,508,273  GNMA, Series 2004-39, Class XF
                    SEQ, VRN, 5.57%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.25% with a cap of 7.50%                     4,518,205
           777,329  GNMA, Series 2004-42, Class AB
                    SEQ, 6.00%, 3/20/32                                  777,114
         1,786,800  GNMA, Series 2004-46, Class QH,
                    4.50%, 4/20/25                                     1,782,791
        40,255,934  GNMA, Series 2004-53, Class FB
                    SEQ, VRN, 5.72%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap
                    of 7.50%(3)                                       40,543,523
        17,679,532  GNMA, Series 2004-82, Class DM,
                    5.00%, 10/20/27                                   17,570,839
        25,107,505  GNMA, Series 2004-87, Class LA,
                    3.63%, 12/20/28                                   24,480,068
        15,313,780  GNMA, Series 2005-24, Class F,
                    VRN, 5.52%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 7.00%                    15,311,820
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 285,983,161
(Cost $287,054,400)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 5.7%
        20,000,000  FFCB, VRN, 5.21%, 7/3/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps                          20,004,140
         8,000,000  FFCB, VRN, 5.26%, 7/9/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.06% with no caps                           8,001,344
        14,425,000  FFCB, VRN, 5.25%, 7/24/07,
                    resets monthly off the 1-month
                    LIBOR minus 0.075% with
                    no caps                                           14,427,524
        15,000,000  FHLB, 4.875%, 8/22/07                             14,988,540

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        15,000,000  FHLMC, 5.00%, 9/17/07                             14,988,645
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               72,410,193
(Cost $72,412,051)                                               ---------------

TEMPORARY CASH INVESTMENTS - 5.8%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.50%, 8/15/28,
valued at $21,666,511), in a joint trading
account at 4.35%, dated 6/29/07,
due 7/2/07 (Delivery value $21,233,694)(3)                            21,226,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.25%, 1/15/14,
valued at $54,004,088), in a joint trading
account at 4.25%, dated 6/29/07,
due 7/2/07 (Delivery value $52,902,730)(3)                            52,884,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      74,110,000
(Cost $74,110,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 128.3%                               1,629,105,498
                                                                 ---------------
(Cost $1,660,499,411)

OTHER ASSETS AND LIABILITIES - (28.3)%                             (359,383,578)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,269,721,910
                                                                 ===============

FUTURES CONTRACTS
                                      Expiration     Underlying Face   Unrealized
Contracts Purchased                      Date        Amount at Value   Gain (Loss)
----------------------------------------------------------------------------------
1,210 U.S. Treasury 2-Year Notes    September 2007    $246,575,313     $(229,598)
                                                     =============================

                                      Expiration     Underlying Face   Unrealized
Contracts Sold                           Date        Amount at Value   Gain (Loss)
----------------------------------------------------------------------------------
  543 U.S. Treasury 10-Year Notes   September 2007     $57,396,797      $426,569
                                                     =============================

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,660,632,224
                                                                 ===============
Gross tax appreciation of investments                            $    3,174,771
Gross tax depreciation of investments                               (34,701,497)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  (31,526,726)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT BOND FUND
JUNE 30, 2007

[american century investments logo and text logo]

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 31.2%
    $    5,376,360  FHLMC, 4.50%, 1/1/19                          $    5,126,214
         6,764,566  FHLMC, 5.50%, 10/1/34                              6,550,048
         8,310,000  FNMA, 5.00%,
                    settlement date 7/12/07(2)                         7,786,728
        25,961,000  FNMA, 5.50%,
                    settlement date 7/12/07(2)                        25,040,189
        34,503,486  FNMA, 6.00%,
                    settlement date 7/12/07(2)                        34,131,503
        13,850,000  FNMA, 6.50%,
                    settlement date 8/14/07(2)                        13,969,027
        19,708,941  FNMA, 4.50%, 5/1/19(3)                            18,757,669
         1,608,447  FNMA, 5.00%, 9/1/20                                1,555,789
           841,540  FNMA, 6.50%, 3/1/32                                  856,577
           757,334  FNMA, 7.00%, 6/1/32                                  784,707
         1,103,672  FNMA, 6.50%, 8/1/32                                1,125,306
        12,351,678  FNMA, 5.50%, 7/1/33                               11,969,369
        12,659,174  FNMA, 5.00%, 11/1/33                              11,926,487
         3,110,631  FNMA, 5.50%, 9/1/34                                3,012,155
        18,820,155  FNMA, 5.50%, 10/1/34(3)                           18,224,346
        10,774,279  FNMA, 5.00%, 8/1/35(3)                            10,124,601
         4,932,611  FNMA, 5.00%, 2/1/36                                4,635,180
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           175,575,895
(Cost $179,392,638)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 25.5%
         2,050,064  FHLMC, Series 2560, Class FG
                    SEQ, VRN, 5.82%, 7/16/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.50% with a cap
                    of 8.50%(3)                                        2,064,363
         4,369,445  FHLMC, Series 2625, Class FJ
                    SEQ, VRN, 5.62%, 7/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%(3)                                        4,378,097
         9,682,889  FHLMC, Series 2706, Class EB,
                    5.00%, 9/15/20(3)                                  9,569,521
         4,629,199  FHLMC, Series 2779, Class FM
                    SEQ, VRN, 5.67%, 7/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%(3)                                        4,660,793
        10,143,148  FHLMC, Series 2780, Class BD
                    SEQ, 4.50%, 10/15/17(3)                           10,006,449
        10,790,889  FHLMC, Series 2812, Class EF
                    SEQ, VRN, 5.72%, 7/16/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(3)                                       10,847,271
         6,859,726  FHLMC, Series 2831, Class AF,
                    VRN, 5.62%, 7/15/07, resets
                    monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%(3)                                        6,901,090
         5,550,435  FHLMC, Series 2836, Class ND,
                    4.00%, 7/15/13(3)                                  5,489,852
        12,036,628  FHLMC, Series 2855, Class FK
                    SEQ, VRN, 5.67%, 7/16/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%(3)                                       12,069,032
         5,567,930  FHLMC, Series 2892, Class A,
                    5.00%, 5/15/21(3)                                  5,496,571
         3,919,884  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(3)                                  3,888,290
         4,443,725  FNMA, Series 2002-5, Class PJ,
                    6.00%, 10/25/21(3)                                 4,468,036
         1,110,255  FNMA, Series 2002-89, Class CA
                    SEQ, 5.00%, 4/25/16(3)                             1,100,996
         1,658,172  FNMA, Series 2003-14, Class LA
                    SEQ, 5.00%, 8/25/16(3)                             1,637,004
         4,297,560  FNMA, Series 2003-42, Class FK,
                    VRN, 5.72%, 7/25/07, resets
                    monthly off the 1-month
                    LIBOR plus 0.40% with a
                    cap of 7.50%(3)                                    4,340,325
         8,044,203  FNMA, Series 2003-43, Class LF,
                    VRN, 5.67%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap
                    of 8.00%(3)                                        8,097,343
         7,032,503  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.72%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(3)                                        7,085,915
         6,026,171  FNMA, Series 2003-84, Class AL,
                    4.00%, 4/25/13(3)                                  5,974,340
        18,000,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(3)                                 17,381,826
         3,091,666  FNMA, Series 2003-124, Class PB,
                    4.00%, 3/25/31(3)                                  3,076,551
         6,284,478  FNMA, Series 2004 W5, Class F1,
                    VRN, 5.77%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap
                    of 7.50%(3)                                        6,319,715
         1,800,000  FNMA, Series 2005-47, Class AN
                    SEQ, 5.00%, 12/25/16(3)                            1,779,984

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         7,401,931  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23(3)                             7,251,827
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 143,885,191
(Cost $143,981,751)                                              ---------------

U.S. TREASURY SECURITIES - 25.4%
        14,720,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(3)(4)                             18,976,156
        10,700,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(3)                                12,848,367
        19,572,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(3)(4)                            19,350,288
        59,000,000  U.S. Treasury Notes,
                    4.50%, 4/30/12(3)(4)                              57,921,428
        14,740,000  U.S. Treasury Notes,
                    4.875%, 6/30/12(5)                                14,704,314
         7,800,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(3)(4)                               7,463,633
         8,130,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(3)(4)                              7,875,946
         3,870,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(3)(4)                               3,711,574
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       142,851,706
(Cost $144,738,016)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 24.0%
         4,000,000  FHLB, 4.625%, 2/1/08(3)                            3,983,192
        42,800,000  FHLB, 5.00%, 10/13/11(3)(4)                       42,410,647
         8,800,000  FHLMC, 5.00%, 9/16/08(3)                           8,774,181
        10,400,000  FHLMC, 5.75%, 1/15/12(3)(4)                       10,610,829
         9,595,000  FHLMC, 4.75%, 1/19/16(3)(4)                        9,167,581
        10,000,000  FHLMC, 5.875%, 5/23/16(3)                         10,034,510
         4,700,000  FNMA, 4.75%, 8/3/07(3)                             4,697,222
        14,800,000  FNMA, 6.625%, 9/15/09(3)                          15,243,423
         5,200,000  FNMA, 4.375%, 7/17/13(3)                           4,929,231
        10,215,000  FNMA, 5.375%, 6/12/17(3)(4)                       10,153,455
        15,600,000  FNMA, 5.80%, 2/9/26(3)                            15,272,603
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              135,276,874
(Cost $136,855,620)                                              ---------------

ASSET-BACKED SECURITIES(1) - 2.3%
           749,830  FHLMC, Series T7, Class A5 SEQ,
                    7.27%, 8/25/28                                       747,895
         3,353,158  FHLMC, Series T20, Class A7,
                    VRN, 5.62%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps                            3,356,337
         7,036,444  FHLMC, Series T21, Class A, VRN,
                    5.68%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.18% with no caps                                 7,042,299
         1,105,862  FHLMC, Series T34, Class A1V,
                    VRN, 5.56%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            1,106,639
           907,727  FHLMC, Series T35, Class A, VRN,
                    5.60%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps                                   908,430
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         13,161,600
(Cost $13,160,357)                                               ---------------

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 7.5%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.25%, 1/15/14,
valued at $28,451,099), in a joint trading
account at 4.25%, dated 6/29/07, due 7/2/07
(Delivery value $27,870,867)                                          27,861,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%-8.75%,
11/15/16-2/15/26, valued at $14,754,933),
in a joint trading account at 4.10%,
dated 6/29/07, due 7/2/07
(Delivery value $14,433,930)                                          14,429,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      42,290,000
(Cost $42,290,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 22.8%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.30%,
dated 6/29/07, due 7/2/07
(Delivery value $128,196,797)                                        128,140,202
                                                                 ---------------
(Cost $128,140,202)

TOTAL INVESTMENT SECURITIES - 138.7%                                 781,181,468
                                                                 ---------------
(Cost $788,558,584)

OTHER ASSETS AND LIABILITIES - (38.7)%                             (217,992,577)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  563,188,891
                                                                 ===============

FUTURES CONTRACTS
                                     Expiration     Underlying Face  Unrealized
Contracts Purchased                     Date        Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
1,225 U.S. Treasury 2-Year Notes   September 2007    $249,632,031    $(223,147)
  100 U.S. Treasury Long Bond      September 2007      10,775,000     (133,819)
                                                    ----------------------------
                                                     $260,407,031    $(356,966)
                                                    ============================

                                     Expiration     Underlying Face  Unrealized
Contracts Sold                          Date        Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
   41 U.S. Treasury 5-Year Notes   September 2007    $  4,267,203     $ 19,767
1,039 U.S. Treasury 10-Year Notes  September 2007     109,825,547      679,695
                                                    ----------------------------
                                                     $114,092,750     $699,462
                                                    ============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement         Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
INTEREST RATE SWAP
--------------------------------------------------------------------------------
$8,485,000        Receive semiannually a fixed     November 2030
                  rate equal to 5.6965% and pay
                  quarterly a variable rate
                  based on the 3-month LIBOR
                  with Barclays Bank plc.                            $(129,683)
                                                                     ==========

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.
(4) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $146,474,521.
    The total value of all collateral received at June 30, 2007, was
    $148,607,848.
(5) When-issued security.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at June 30, 2007 was $148,607,848.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $788,628,470
                                                                 ===============
Gross tax appreciation of investments                              $    431,092
Gross tax depreciation of investments                                (7,878,094)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (7,447,002)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION-ADJUSTED BOND FUND
JUNE 30, 2007

[american century investments logo and text logo]

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 86.9%
      $ 66,309,210  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                     $   63,781,238
        59,019,597  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)                          53,477,303
        34,216,964  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(1)                         32,869,705
        52,626,408  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                         60,985,008
        55,295,680  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29(1)                         66,778,215
        24,139,908  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32(1)                         27,791,093
         2,557,600  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08(1)                          2,559,999
        31,682,461  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09(1)                         32,197,333
        68,887,995  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10(2)                          71,519,791
        40,895,250  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10(1)                         38,850,528
        27,301,690  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                             28,097,289
        18,058,921  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11(1)                         17,867,063
        30,192,825  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12(1)                         31,174,122
         4,581,495  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(1)                           4,447,990
        14,449,178  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(1)                          14,733,653
        34,983,146  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13(1)                         33,567,448
        70,440,930  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(1)                          67,716,909
        74,200,554  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14(1)                          71,249,969
        63,944,427  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(1)                         59,458,342
        57,913,184  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15(1)                         54,746,085
        33,413,211  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(1)                          31,734,732
        34,782,000  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16(1)                          34,404,302
        11,258,815  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17(1)                         10,995,821
        23,250,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(1)                                 22,298,215
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       933,302,153
(Cost $949,224,796)                                              ---------------

CORPORATE BONDS - 6.4%
        27,044,750  SLM Corporation,
                    1.32%, 1/25/10                                    25,051,011
        45,813,600  Toyota Motor Credit Corp.
                    Inflation Indexed Bonds,
                    1.22%, 10/1/09                                    44,021,372
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 69,072,383
(Cost $72,873,760)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 5.4%
        14,000,000  Banc of America Commercial
                    Mortgage Inc., Series 2007-2,
                    Class A4 SEQ, 5.69%, 3/10/17                      13,860,518
        14,301,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37                                    14,575,979
         5,400,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35                                    5,607,581
         6,875,000  J.P. Morgan Chase Commercial
                    Mortgage Securities Corp.,
                    Series 2002 C1, Class A3 SEQ,
                    5.38%, 7/12/37                                     6,802,428
        17,600,000  Morgan Stanley Capital I STRIPS -
                    COUPON, Series 2007 HQ11,
                    Class A2, 5.36%, 2/20/44                          17,385,193
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  58,231,699
(Cost $59,072,739)                                               ---------------

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.25%, 1/15/14,
valued at $6,742,852), in a joint trading account
at 4.25%, dated 6/29/07, due 7/2/07
(Delivery value $6,605,339)                                            6,603,000
                                                                 ---------------
(Cost $6,603,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 32.3%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent), 5.30%,
dated 6/29/07, due 7/2/07
(Delivery value $346,868,898)                                        346,715,765
                                                                 ---------------
(Cost $346,715,765)

TOTAL INVESTMENT SECURITIES - 131.6%                               1,413,925,000
                                                                 ---------------
(Cost $1,434,490,060)

OTHER ASSETS AND LIABILITIES - (31.6)%                             (339,135,290)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,074,789,710
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
953 U.S. Treasury 2-Year Notes    September 2007    $194,203,531     $(180,832)
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
508 U.S. Treasury 10-Year Notes   September 2007     $53,697,188      $399,074
                                                   =============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement          Expiration Date  Gain (Loss)
--------------------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------------------
$44,200,000       Pay a fixed rate equal to         January 2012     $  723,609
                  2.45% and receive the return
                  of the U.S. CPI Urban Consumers
                  NSA Index upon the termination
                  date with Barclays Bank plc.
 24,000,000       Pay a fixed rate equal to         April 2017          375,451
                  2.7425% and receive the return
                  of the U.S. CPI Urban Consumers
                  NSA Index upon the termination
                  date with Barclays Bank plc.
                                                                    ------------
                                                                     $1,099,060
                                                                    ============

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CPI = Consumer Price Index
NSA = Not Seasonally Adjusted
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $341,727,011.
(2) Security, or a portion thereof, has been segregated for swap agreements.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,434,490,060
                                                                 ===============
Gross tax appreciation of investments                            $   13,341,298
Gross tax depreciation of investments                               (33,906,358)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  (20,565,060)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SHORT-TERM GOVERNMENT FUND
JUNE 30, 2007
[american century investments logo and text logo]

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 47.5%

     $  22,600,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)              $  21,756,320
        61,263,388  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series 2004
                    T16, Class X2, VRN, 0.75%,
                    7/1/07(2)                                         1,854,075
        69,359,948  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.99%,
                    7/1/07(2)                                         1,523,769
         2,638,986  FHLMC, Series 2522, Class XA
                    SEQ, 5.00%, 8/15/16(2)                            2,619,098
           917,665  FHLMC, Series 2552, Class HA
                    SEQ, 5.00%, 9/15/16(2)                              911,572
         9,117,450  FHLMC, Series 2624, Class FE
                    SEQ, VRN, 5.62%, 7/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 8.00%(2)                 9,136,624
         7,428,057  FHLMC, Series 2625, Class FJ SEQ,
                    VRN, 5.62%, 7/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%(2)                 7,442,765
        25,000,000  FHLMC, Series 2631, Class PC,
                    4.50%, 3/15/16(2)                                24,480,710
         1,485,758  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22(2)                                 1,465,632
         3,221,391  FHLMC, Series 2672, Class QR,
                    4.00%, 9/15/10(2)                                 3,139,960
         7,044,424  FHLMC, Series 2688, Class DE
                    SEQ, 4.50%, 2/15/20(2)                            6,885,192
         2,927,484  FHLMC, Series 2699, Class TG,
                    4.00%, 5/15/17(2)                                 2,807,252
        12,835,500  FHLMC, Series 2709, Class PC,
                    5.00%, 9/15/18(2)                                12,731,905
        11,825,749  FHLMC, Series 2718, Class FW,
                    VRN, 5.67%, 7/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%(2)                11,900,263
         5,633,442  FHLMC, Series 2743, Class OK,
                    4.00%, 4/15/21(2)                                 5,585,631
         7,939,773  FHLMC, Series 2763, Class PB,
                    4.50%, 6/15/14(2)                                 7,880,352
         4,629,199  FHLMC, Series 2779, Class FM
                    SEQ, VRN, 5.67%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%(2)                 4,660,793
        16,905,247  FHLMC, Series 2780, Class BD
                    SEQ, 4.50%, 10/15/17(2)                          16,677,414
         9,541,933  FHLMC, Series 2827, Class F, VRN,
                    5.67%, 7/15/07, resets monthly
                    off the 1-month LIBOR plus 0.35%
                    with a cap of 7.50%(2)                            9,590,826
         6,746,149  FHLMC, Series 2831, Class AF,
                    VRN, 5.62%, 7/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%(2)                 6,786,828
         4,081,026  FHLMC, Series 2888, Class GA,
                    4.00%, 10/15/11(2)                                4,063,433
         2,193,001  FHLMC, Series 2890, Class AB
                    SEQ, 3.75%, 12/15/11(2)                           2,133,772
         7,581,881  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(2)                                 7,520,771
        20,364,077  FHLMC, Series 2931, Class QA,
                    4.50%, 4/15/15(2)                                20,162,941
        10,118,508  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(2)                               10,036,376
        13,102,767  FHLMC, Series 2941, Class XA,
                    5.00%, 2/15/25(2)                                13,014,638
           397,675  FHLMC, Series 2943, Class HA,
                    5.00%, 9/15/19(2)                                   396,519
         1,729,966  FHLMC, Series 3108, Class DA
                    SEQ, 5.125%, 10/15/15(2)                          1,723,465
         4,443,725  FNMA, Series 2002-5, Class PJ,
                    6.00%, 10/25/21(2)                                4,468,036
         1,639,610  FNMA, Series 2002-71, Class UB,
                    5.00%, 11/25/15(2)                                1,627,256
         8,778,568  FNMA, Series 2002-83, Class GM,
                    5.00%, 5/25/16(2)                                 8,700,886
         4,007,796  FNMA, Series 2002-86, Class KB,
                    SEQ, 5.00%, 5/25/16(2)                            3,973,325
         1,967,471  FNMA, Series 2003-3, Class HA,
                    5.00%, 9/25/16(2)                                 1,947,478
        14,546,381  FNMA, Series 2003-17, Class FN,
                    VRN, 5.62%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps(2)                       14,630,008
         7,221,991  FNMA, Series 2003-24, Class BF,
                    VRN, 5.67%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps(2)                        7,262,622
         3,615,664  FNMA, Series 2003-29, Class L
                    SEQ, 5.00%, 9/25/30(2)                            3,523,916
         3,198,895  FNMA, Series 2003-35, Class KC,
                    4.50%, 4/25/17(2)                                 3,152,200
         6,446,340  FNMA, Series 2003-42, Class FK,
                    VRN, 5.72%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%(2)                 6,510,487
         8,044,203  FNMA, Series 2003-43, Class LF,
                    VRN, 5.67%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%(2)                 8,097,343
         6,284,478  FNMA, Series 2004 W5, Class F1,
                    VRN, 5.77%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%(2)                 6,319,715
           192,302  FNMA, Series 2004-50, Class MA,
                    4.50%, 5/25/19(2)                                   191,826

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         4,852,811  FNMA, Series 2006-4, Class A
                    SEQ, 6.00%, 11/25/22(2)                           4,900,839
        25,239,634  GMAC Commercial Mortgage
                    Securities, Inc. STRIPS - COUPON,
                    Series 2000 C3, Class X, VRN,
                    1.06%, 7/1/07 (Acquired 2/22/02,
                    Cost $855,780)(2)(3)                                854,639
        20,000,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                  19,531,979
        17,760,633  GNMA, Series 2003-46, Class PA,
                    5.00%, 5/20/29(2)                                17,554,912
        18,747,386  GNMA, Series 2003-55, Class PG,
                    5.00%, 6/20/29(2)                                18,509,781
        13,155,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    7/1/07(2)                                        12,823,547
        18,456,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class A3
                    SEQ, 3.85%, 5/11/27(2)                           17,378,613
        15,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 7/11/07(2)                           14,804,744
        22,318,531  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(2)(4)                        21,995,336
        10,000,000  Merrill Lynch Mortgage Trust
                    STRIPS - COUPON, Series 2006 C1,
                    Class A2, VRN, 5.61%, 7/1/07(2)                  10,033,580
         8,540,345  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2002 AR19, Class A6, 4.16%,
                    2/25/33(2)                                        8,520,703
        10,000,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2003 AR10, Class A7, 4.06%,
                    7/5/16(2)                                         9,948,900
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                           446,151,567
(Cost $447,347,894)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 26.5%

        29,890,000  FHLB, 4.625%, 2/1/08(2)(4)                       29,764,402
        52,950,000  FHLMC, 5.00%, 9/17/07(2)(4)                      52,909,917
       100,725,000  FHLMC, 5.00%, 9/16/08(2)(4)                     100,429,473
        37,000,000  FNMA, 4.75%, 8/3/07(2)                           36,978,133
        30,000,000  FNMA, 3.375%, 12/15/08(2)(4)                     29,243,670
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                             249,325,595
(Cost $249,573,797)                                              ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 12.2%

         3,076,008  FHLMC, 5.00%, 6/1/09(2)                           3,060,979
         6,404,461  FHLMC, 5.00%, 7/1/09(2)                           6,373,169
           187,208  FHLMC, 6.50%, 1/1/11(2)                             190,405
           332,624  FHLMC, 6.50%, 5/1/11(2)                             339,885
           334,933  FHLMC, 6.50%, 12/1/12(2)                            342,683
           923,037  FHLMC, 6.00%, 2/1/13(2)                             932,666
            49,661  FHLMC, 7.00%, 11/1/13(2)                             51,150
            46,017  FHLMC, 7.00%, 12/1/14(2)                             47,467
         1,744,699  FHLMC, 6.00%, 1/1/15(2)                           1,754,829
           686,860  FHLMC, 7.50%, 5/1/16(2)                             711,920
         1,649,980  FHLMC, 5.50%, 11/1/17(2)                          1,631,276
        10,595,458  FHLMC, 5.50%, 11/1/18(2)                         10,472,816
        10,317,114  FHLMC, 4.50%, 6/1/19(2)                           9,821,088
        27,313,931  FNMA, 6.00%, settlement date
                    7/12/07(5)                                       27,019,460
        36,175,000  FNMA, 6.50%, settlement date
                    8/14/07(5)                                       36,485,888
            27,994  FNMA, 8.00%, 5/1/12(2)                               29,115

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         1,371,489  FNMA, 6.50%, 1/1/13(2)                            1,403,865
            12,480  FNMA, 6.50%, 3/1/13(2)                               12,775
           145,214  FNMA, 6.00%, 6/1/13(2)                              146,758
            19,039  FNMA, 6.50%, 6/1/13(2)                               19,488
            42,707  FNMA, 6.00%, 1/1/14(2)                               43,099
           362,802  FNMA, 6.00%, 7/1/14(2)                              365,079
           515,479  FNMA, 5.50%, 4/1/16(2)                              509,943
         9,625,664  FNMA, 4.50%, 5/1/19(2)                            9,161,071
           570,364  FNMA, 7.00%, 5/1/32(2)                              590,979
           575,387  FNMA, 7.00%, 5/1/32(2)                              596,184
         1,352,574  FNMA, 7.00%, 6/1/32(2)                            1,401,462
           237,691  FNMA, 7.00%, 6/1/32(2)                              246,428
           439,615  FNMA, 7.00%, 8/1/32(2)                              455,504
             5,144  GNMA, 5.50%, 1/20/09(2)                               5,130
            25,982  GNMA, 9.00%, 12/20/16(2)                             27,735
            25,328  GNMA, 9.00%, 8/20/17(2)                              27,043
            20,142  GNMA, 9.50%, 11/20/19(2)                             21,872
                                                                 ---------------
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                             114,299,211
(Cost $115,693,087)                                 ---------------

U.S. TREASURY SECURITIES - 10.6%

       15,500,000  U.S. Treasury Notes, 4.375%,
                    12/31/07(4)                                      15,464,893
        40,000,000  U.S. Treasury Notes, 5.125%,
                    6/30/08(4)                                       40,050,039
        25,270,000  U.S. Treasury Notes, 4.875%,
                    1/31/09(4)                                       25,244,351
         5,870,000  U.S. Treasury Notes, 4.625%,
                    10/31/11(4)                                       5,803,505
        13,510,000  U.S. Treasury Notes, 4.50%,
                    4/30/12(4)                                       13,263,024
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       99,825,812
(Cost $100,056,431)                                              ---------------

ASSET-BACKED SECURITIES(1) - 4.1%

           243,027  Ameriquest Mortgage Securities
                    Inc., Series 2003-8, Class AV2,
                    VRN, 5.75%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.43% with no caps(2)                          243,347
         8,184,861  CNH Equipment Trust, Series
                    2005 B, Class A3 SEQ, 4.27%,
                    1/15/10(2)                                        8,132,355
        30,000,000  Ford Credit Auto Owner Trust,
                    Series 2005 A, Class A4 SEQ,
                    3.72%, 10/15/09(2)                               29,643,990
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        38,019,692
(Cost $38,426,957)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 0.9%

            23,819  FHLMC, 6.97%, 8/1/18                                 24,018
            63,691  FHLMC, 7.25%, 11/1/18                                64,149
           372,123  FHLMC, 6.96%, 9/1/20                                380,679
            57,438  FHLMC, 5.875%, 1/1/21                                58,029
            70,797  FHLMC, 7.63%, 3/1/24                                 71,236
            15,886  FNMA, 7.49%, 8/1/14                                  16,148

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

            49,418  FNMA, 6.875%, 4/1/16                                 49,459
            41,097  FNMA, 7.13%, 1/1/17                                  41,687
           250,318  FNMA, 6.98%, 5/1/17                                 255,495
           128,787  FNMA, 6.27%, 7/1/17                                 128,949
            55,486  FNMA, 6.37%, 7/1/17                                  56,855
            94,808  FNMA, 6.87%, 2/1/18                                  96,166
            31,877  FNMA, 7.375%, 2/1/18                                 32,822
            70,333  FNMA, 6.83%, 5/1/18                                  70,457
            35,759  FNMA, 7.06%, 6/1/18                                  36,416
            75,820  FNMA, 6.88%, 8/1/19                                  76,642
           345,876  FNMA, 6.94%, 9/1/19                                 347,844
           117,398  FNMA, 6.85%, 1/1/20                                 119,709
            38,729  FNMA, 7.57%, 3/1/21                                  38,972
            47,672  FNMA, 5.93%, 8/1/21                                  48,063
            21,009  FNMA, 6.81%, 5/1/22                                  21,190
            68,087  FNMA, 7.20%, 5/1/22                                  68,117
            20,495  FNMA, 7.07%, 1/1/23                                  20,639
             4,235  FNMA, 7.375%, 6/1/23                                  4,322
           142,121  FNMA, 7.17%, 8/1/23                                 143,972
            65,979  FNMA, 7.18%, 8/1/23                                  67,243
           983,783  FNMA, 6.57%, 5/1/25                               1,001,278
            15,416  FNMA, 6.02%, 4/1/26                                  15,547
            17,632  FNMA, 5.97%, 1/1/27                                  17,683
            12,482  FNMA, 7.15%, 1/1/27                                  12,551
            30,294  FNMA, 5.50%, 1/1/29                                  30,330
         4,846,182  FNMA, 4.54%, 3/1/33                               4,881,050
            21,214  GNMA, 5.375%, 5/20/17                                21,375
            92,343  GNMA, 6.875%, 2/20/21                                93,977
            34,479  GNMA, 6.625%, 11/20/21                               34,954
             1,009  GNMA, 6.375%, 1/20/22                                 1,019
            24,538  GNMA, 6.25%, 8/20/26                                 24,855
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            8,473,897
(Cost $8,654,184)                                                ---------------

TEMPORARY CASH INVESTMENTS - 4.4%

        40,850,000  FNMA Discount Notes,
                    4.80%, 7/2/07(2)(6)                              40,850,000
(Cost $40,844,553)                                               ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(7) - 14.7%

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.38%, dated 6/29/07, due 7/2/07
(Delivery value $137,812,676)                                       137,750,918
(Cost $137,750,918)                                              ---------------

TOTAL INVESTMENT SECURITIES - 120.9%                              1,134,696,692
(Cost $1,138,347,821)                                            ---------------

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - (20.9)%                             (195,945,677)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $938,751,015
                                                                 ===============

FUTURES CONTRACTS
                           Expiration        Underlying Face       Unrealized
Contracts Purchased           Date           Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
 2,790  U.S. Treasury
        2-Year Notes     September 2007        $568,549,687        $ (529,403)
                                           =====================================

                           Expiration        Underlying Face       Unrealized
  Contracts Sold              Date           Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
 1,040  U.S. Treasury
        5-Year Notes     September 2007        $108,241,250        $  501,410
   671  U.S. Treasury
        10-Year Notes    September 2007          70,926,797           272,983
                                           -------------------------------------
                                               $179,168,047        $  774,393
                                           =====================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.

(1)  Final maturity indicated, unless otherwise noted.

(2)  Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.

(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at June 30, 2007 was $854,639, which represented 0.1% of total net assets.

(4)  Security, or a portion thereof, was on loan as of June 30, 2007.  The aggregate value of securities on loan at June 30, 2007, was $136,882,855.

(5)  Forward commitment.

(6)  The rate indicated is the yield to maturity at purchase.

(7)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $1,138,386,530
                                                            ===============
Gross tax appreciation of investments                       $    1,034,910
Gross tax depreciation of investments                           (4,724,748)
                                                            ---------------
Net tax appreciation (depreciation) of investments          $   (3,689,838)
                                                            ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL PRESERVATION FUND
JUNE 30, 2007

[american century investments logo and text logo]

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) - 80.5%
      $100,000,000  U.S. Treasury Bills,
                    4.90%, 7/12/07                                $   99,852,264
       200,000,000  U.S. Treasury Bills,
                    4.74%, 7/19/07                                   199,530,902
       204,500,000  U.S. Treasury Bills,
                    4.67%, 7/26/07                                   203,868,157
       100,000,000  U.S. Treasury Bills,
                    4.44%, 8/2/07                                     99,605,333
       100,000,000  U.S. Treasury Bills,
                    4.47%, 8/9/07                                     99,515,750
        27,000,000  U.S. Treasury Bills,
                    4.61%, 8/16/07                                    26,848,079
       125,000,000  U.S. Treasury Bills,
                    4.65%, 8/23/07                                   124,162,489
         5,000,000  U.S. Treasury Bills,
                    4.83%, 8/30/07                                     4,959,750
       260,000,000  U.S. Treasury Bills,
                    4.77%, 9/6/07                                    257,693,269
       100,000,000  U.S. Treasury Bills,
                    4.91%, 9/13/07                                    98,990,311
       175,000,000  U.S. Treasury Bills,
                    4.68%, 9/20/07                                   173,158,376
       100,000,000  U.S. Treasury Bills,
                    4.76%, 9/27/07                                    98,859,667
       125,000,000  U.S. Treasury Bills,
                    4.89%, 10/4/07                                   123,388,629
       200,000,000  U.S. Treasury Bills,
                    4.89%, 10/11/07                                  197,229,851
         5,500,000  U.S. Treasury Bills,
                    4.84%, 10/25/07                                    5,414,313
       100,000,000  U.S. Treasury Bills,
                    4.81%, 11/23/07                                   98,062,639
        50,000,000  U.S. Treasury Bills,
                    4.78%, 11/29/07                                   48,997,528
       100,000,000  U.S. Treasury Bills,
                    4.75%, 12/13/07                                   97,822,917
        45,000,000  U.S. Treasury Bills,
                    4.74%, 12/20/07                                   43,981,975
                                                                 ---------------
TOTAL U.S. TREASURY BILLS                                          2,101,942,199
                                                                 ---------------

U.S. TREASURY NOTES(1) - 7.8%
       130,000,000  U.S. Treasury Notes,
                    3.00%, 11/15/07                                  129,032,209
        50,000,000  U.S. Treasury Notes,
                    3.00%, 2/15/08                                    49,380,768
        25,000,000  U.S. Treasury Notes,
                    3.375%, 2/15/08                                   24,749,491
                                                                 ---------------
TOTAL U.S. TREASURY NOTES                                            203,162,468
                                                                 ---------------

ZERO-COUPON U.S. TREASURY
SECURITIES(2) - 1.4%
        25,000,000  STRIPS - PRINCIPAL,
                    5.08%, 2/15/08                                    24,230,526
        12,000,000  STRIPS - PRINCIPAL,
                    5.08%, 5/15/08                                    11,486,095
                                                                 ---------------
TOTAL ZERO-COUPON
U.S. TREASURY SECURITIES                                              35,716,621
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 89.7%                                2,340,821,288
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 10.3%                                 268,629,176
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,609,450,464
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase.
    The rates for U.S. Treasury Notes are the stated coupon rates.
(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                   $2,340,821,288
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT AGENCY MONEY MARKET FUND
JUNE 30, 2007

[american century investments logo and text logo]

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) - 55.7%
     $  26,000,000  FFCB Discount Notes,
                    5.09%, 7/20/07                                  $ 25,930,223
         3,000,000  FFCB Discount Notes,
                    5.10%, 7/25/07                                     2,989,800
        10,600,000  FHLB Discount Notes,
                    5.14%, 7/5/07                                     10,593,947
         9,700,000  FHLB Discount Notes,
                    4.95%, 7/6/07                                      9,693,331
        27,095,000  FHLB Discount Notes,
                    5.07%, 7/11/07                                    27,056,834
        25,000,000  FHLB Discount Notes,
                    5.13%, 7/12/07                                    24,960,813
        43,899,000  FHLB Discount Notes,
                    5.16%, 7/13/07                                    43,823,496
        21,300,000  FHLB Discount Notes,
                    5.14%, 7/18/07                                    21,248,328
       100,010,000  FHLB Discount Notes,
                    5.14%, 7/20/07                                    99,738,553
        41,000,000  FHLB Discount Notes,
                    5.13%, 7/25/07                                    40,859,813
         3,833,000  FHLB Discount Notes,
                    5.12%, 7/27/07                                     3,818,841
        11,000,000  FHLB Discount Notes,
                    5.11%, 8/1/07                                     10,951,597
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                       321,665,576
                                                                 ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 44.1%
         7,135,000  FHLB, 4.625%, 7/11/07                              7,133,640
           500,000  FHLB, 5.10%, 7/13/07                                 499,973
        80,215,000  FHLB, 4.625%, 7/18/07                             80,190,640
         3,015,000  FHLB, 2.30%, 7/24/07                               3,009,411
           300,000  FHLB, 3.17%, 7/27/07                                 299,556
         1,000,000  FHLB, 4.10%, 7/27/07                                 999,173
         1,000,000  FHLB, 2.58%, 7/30/07                                 997,878
         8,205,000  FHLB, 4.625%, 8/8/07                               8,199,197
         8,000,000  FHLB, 5.01%, 8/9/07                                7,997,101
         2,410,000  FHLB, 3.125%, 8/15/07                              2,403,778
         2,785,000  FHLB, 3.75%, 8/15/07                               2,779,774
           920,000  FHLB, 6.50%, 8/15/07                                 921,326
           700,000  FHLB, 6.75%, 8/15/07                                 701,210
         1,850,000  FHLB, 4.75%, 8/17/07                               1,848,715
        20,520,000  FHLB, 4.875%, 8/22/07                             20,507,123
         3,000,000  FHLB, 4.50%, 8/23/07                               2,996,465
           925,000  FHLB, 3.75%, 8/24/07                                 922,933
         4,235,000  FHLB, 3.375%, 9/14/07                              4,218,531
         1,000,000  FHLB, 3.00%, 12/28/07                                989,746
         5,000,000  FHLB, 5.30%, 2/15/08                               5,000,000
        16,500,000  FHLB, VRN, 4.97%, 7/5/07,
                    resets weekly off the 3-month
                    T-Bill plus 0.15% with no caps                    16,495,773
        75,000,000  FHLB, VRN, 5.02%, 7/5/07,
                    resets weekly off the 3-month
                    T-Bill plus 0.20% with no caps                    75,000,000
        10,000,000  FHLB, VRN, 5.19%, 7/10/07,
                    resets quarterly off the 3-month
                    LIBOR minus 0.16% with no caps                     9,998,642
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              254,110,585
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  575,776,161
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                      916,120
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $576,692,281
                                                                 ===============

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) The rate indicated is the yield to maturity at purchase.

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                     $575,776,161
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

         /s/ Jonathan S. Thomas
By:      -----------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    August 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      -----------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    August 22, 2007

         /s/ Robert J. Leach
By:      -----------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    August 22, 2007